Pension Benefits (Schedule Of Assumptions To Determine Net Periodic Benefit Cost) (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Weighted average discount rate	4.98%	5.11%	6.00%
Expected return on plan assets	6.00%	5.44%	6.00%
Expected rate of increase in future compensation levels